Supplemental Information (Tables)	6 Months Ended
Jun. 30, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2016	2015	2016	2015
	(in millions)
Revenues
Net sales	$6,450	$6,634	$—	$—
Finance and interest income	33	59	399	423
Total Revenues	$6,483	$6,693	$399	$423
Costs and Expenses
Cost of goods sold	$5,252	$5,456	$—	$—
Selling, general and administrative expenses	520	552	75	74
Research and development expenses	225	225	—	—
Restructuring expenses	9	21	1	1
Interest expense	152	175	132	151
Interest compensation to Financial Services	85	75	—	—
Other, net	116	91	74	60
Total Costs and Expenses	6,359	6,595	282	286
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	124	98	117	137
Income taxes	70	82	37	44
Equity income of unconsolidated subsidiaries and affiliates	(12)	8	7	5
Results from intersegment investments	87	98	—	—
Net income (loss)	$129	$122	$87	$98

	Statement of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions, except share data)
Revenues
Net sales	$11,526	$12,259	$—	$—
Finance and interest income	64	130	787	836
Total Revenues	$11,590	$12,389	$787	$836
Costs and Expenses
Cost of goods sold	$9,490	$10,172	$—	$—
Selling, general and administrative expenses	997	1,048	144	145
Research and development expenses	408	415	—	—
Restructuring expenses	24	33	1	1
Interest expense	302	349	258	307
Interest compensation to Financial Services	161	146	—	—
Other, net	681	164	140	119
Total Costs and Expenses	12,063	12,327	543	572
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(473)	62	244	264
Income taxes	64	112	83	91
Equity income of unconsolidated subsidiaries and affiliates	(21)	12	13	10
Results from intersegment investments	174	183	—	-
Net income (loss)	$(384)	$145	$174	$183

Supplemental Information of Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
	(in millions)
ASSETS
Cash and cash equivalents	$4,330	$4,551	$552	$833
Restricted cash	-	15	934	912
Trade receivables	709	555	55	52
Financing receivables	1,801	2,162	19,780	19,974
Inventories, net	6,478	5,513	194	177
Property, plant and equipment, net	6,449	6,479	2	2
Investments in unconsolidated subsidiaries and affiliates	2,928	2,846	150	136
Equipment under operating leases	12	10	1,880	1,825
Goodwill	2,304	2,295	154	152
Other intangible assets, net	776	793	16	17
Deferred tax assets	1,127	1,087	182	163
Derivative assets	142	205	6	6
Other assets	1,611	1,271	391	490
TOTAL ASSETS	$28,667	$27,782	$24,296	$24,739
LIABILITIES AND EQUITY
Debt	$8,243	$8,260	$20,530	$21,176
Trade payables	5,643	5,176	144	197
Deferred tax liabilities	68	60	285	274
Pension, postretirement and other postemployment benefits	2,207	2,263	28	19
Derivative liabilities	232	62	12	7
Other liabilities	7,826	7,100	696	611
Total Liabilities	$24,219	$22,921	$21,695	$22,284
Equity	4,428	4,843	2,601	2,455
Redeemable noncontrolling interest	20	18	—	—
TOTAL LIABILITIES AND EQUITY	$28,667	$27,782	$24,296	$24,739

Supplemental Information of Cash Flow

	Cash Flow Statements
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)
Operating activities:
Net income (loss)	$(384)	$145	$174	$183
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	355	346	3	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	146	98	125	97
Loss from disposal of assets	2	3	—	—
Undistributed income of unconsolidated subsidiaries	63	(125)	(13)	(6)
Other non-cash items	54	38	62	59
Changes in operating assets and liabilities:			-
Provisions	514	(45)	(7)	3
Deferred income taxes	(1)	(4)	10	46
Trade and financing receivables related to sales, net	(113)	164	(158)	(43)
Inventories, net	(791)	(655)	(15)	(39)
Trade payables	447	315	(58)	(24)
Other assets and liabilities	30	(353)	192	244
Net cash provided by (used in) operating activities	322	(73)	315	523
Investing activities:
Additions to retail receivables	—	—	(1,781)	(2,100)
Collections of retail receivables	—	—	2,328	2,514
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	8	2	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	152	162	171	198
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(172)	(224)	-	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(338)	(341)	(331)	(515)
Other	(91)	1,473	(57)	(1,043)
Net cash provided by (used in) investing activities	(441)	1,072	330	(946)
Financing activities:
Proceeds from long-term debt	978	304	4,439	2,926
Payments of long-term debt	(794)	(1,951)	(5,187)	(2,440)
Net increase (decrease) in other financial liabilities	(127)	188	(65)	157
Dividends paid	(204)	(294)	(159)	(36)
Other	(58)	17	—	(21)
Net cash provided by (used in) financing activities	(205)	(1,736)	(972)	586
Effect of foreign exchange rate changes on cash and cash equivalents	103	(276)	46	(78)
Decrease in cash and cash equivalents	(221)	(1,013)	(281)	85
Cash and cash equivalents, beginning of year	4,551	4,122	833	1,041
Cash and cash equivalents, end of period	$4,330	$3,109	$552	$1,126